UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Report for the Calendar Year or Quarter Ended: March 31, 2012
Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one.):
[ ] is a restatement.
[ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name: Tetrem Capital Management Ltd.
Address: 1450, 201 Portage Avenue,
Winnipeg, MB, R3B 3K6, Canada

Form 13F File Number: 28-12813
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: Junior Damianidis
Title: Vice-President, Finance and Operations
Phone: 1.204.975.2876

Junior Damianidis		Winnipeg, Manitoba, Canada May 9, 2012
(Signature)			(City, State)		   Date

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers.) [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers.)

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 72
Form 13F Information Table Value Total: 4,070,028
(thousands)
List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



"None"


Tetrem Capital Management Ltd.
Form 13F
03/31/2012

ABITIBIBOWATER INC.    Common 003687209  4482   311020   SHS Sole None   311020
AGRIUM INC.            Common 008916108  97046  1127260  SHS Sole None   1127260
BANK OF MONTREAL       Common 063671101  243    4100     SHS Sole None   4100
BANK OF NOVA SCOTIA    Common 064149107  112448 2012311  SHS Sole None   2012311
BARRICK GOLD CORP      Common 067901108  146119 3370684  SHS Sole None   3370684
BAYTEX ENERGY CORPORAT Common 07317Q105  3366   65000    SHS Sole None   65000
CAE INC.               Common 124765108  22140  2164205  SHS Sole None   2164205
CANADIAN NATIONAL RAIL Common 136375102  67760  854803   SHS Sole None   854803
CANADIAN NATURAL RESOU Common 136385101  107862 3262626  SHS Sole None   3262626
CENOVUS ENERGY INC.    Common 15135U109  4096   114100   SHS Sole None   114100
ENBRIDGE INC           Common 29250N105  4065   104925   SHS Sole None   104925
ENCANA CORP            Common 292505104  106617 5442398  SHS Sole None   5442398
GOLDCORP INC           Common 380956409  55812  1241364  SHS Sole None   1241364
IMPERIAL OIL LTD       Common 453038408  113217 2498179  SHS Sole None   2498179
MAGNA INTERNATIONAL CL ClassA 559222401  129127 2715044  SHS Sole None   2715044
MANULIFE FINANCIAL COR Common 56501R106  89476  6622915  SHS Sole None   6622915
OPEN TEXT CORP         Common 683715106  55009  901936   SHS Sole None   901936
POTASH CORP            Common 73755L107  189118 4152788  SHS Sole None   4152788
PRECISION DRILLING TRU Common 740215108  93662  9227786  SHS Sole None   9227786
ROYAL BANK OF CANADA   Common 780087102  224997 3892007  SHS Sole None   3892007
SHAW COMMUNICATIONS IN ClassB 82028K200  31706  1501945  SHS Sole None   1501945
SUNCOR ENERGY INC      Common 8677229106 195055 5985103  SHS Sole None   5985103
TALISMAN ENERGY INC    Common 87425E103  95048  7579621  SHS Sole None   7579621
TECK RESOURCES LTD. CL classB 878742204  145517 4086408  SHS Sole None   4086408
THOMSON REUTERS COPR   Common 884903105  96018  3329343  SHS Sole None   3329343
TORONTO-DOMINION BANK  Common 891160509  343375 4055928  SHS Sole None   4055928
ACCENTURE PLC - CL A   ClassA G1151C101  20050  310850   SHS Sole None   310850
ADOBE SYSTEMS INC      Common 00724F101  20261  590540   SHS Sole None   590540
AFLAC INC              Common 001055102  40588  882539   SHS Sole None   882539
ANADARKO PETROLEUM COR Common 032511107  41538  530224   SHS Sole None   530224
APPLIED MATERIALS INC  Common 038222105  46967  3772438  SHS Sole None   3772438
AUTOMATIC DATA PROCESS Common 053015103  44     800      SHS Sole None   800
BEST BUY CO INC        Common 086516101  34299  1448423  SHS Sole None   1448423
BOEING CO              Common 097023105  57429  772207   SHS Sole None   772207
CHESAPEAKE ENERGY CORP Common 165167107  25824  1114538  SHS Sole None   1114538
DELL INC.              Common 24702R101  25851  1557316  SHS Sole None   1557316
FLUOR CORP             Common 343412102  34184  569355   SHS Sole None   569355
FORD MOTOR CO          Common 345370860  18175  1456350  SHS Sole None   1456350
FREEPORT-MCMORAN COPPE Common 35671D857  45859  1205553  SHS Sole None   1205553
GARMIN LTD             Common H2906T109  38177  812633   SHS Sole None   812633
GOLDMAN SACHS GROUP IN Common 38141G104  58460  470047   SHS Sole None   470047
HARMAN INTERNATIONAL   Common 413086109  29459  629341   SHS Sole None   629341
INTEL CORP             Common 458140100  45735  1626406  SHS Sole None   1626406
JOHNSON & JOHNSON      Common 478160104  51504  780842   SHS Sole None   780842
JPMORGAN CHASE & CO    Common 46625H100  46775  1017288  SHS Sole None   1017288
MCGRAW-HILL COMPANIES  Common 580645109  27864  574869   SHS Sole None   574869
MICROSOFT CORPORATION  Common 594918104  73381  2274677  SHS Sole None   2274677
MONSANTO CO            Common 61166W101  62467  783184   SHS Sole None   783184
NABORS INDUSTRIES LTD  Common G6359F103  22335  1277002  SHS Sole None   1277002
NATIONAL OILWELL VARCO Common 637071101  19483  245166   SHS Sole None   245166
NOKIA CORP - SPON ADR  Sponso 654902204  0      25       SHS Sole None   25
NORFOLK SOUTHERN CORP  Common 655844108  29874  453803   SHS Sole None   453803
ORACLE CORP            Common 68389X105  22394  767954   SHS Sole None   767954
PFIZER INC             Common 717081103  2      100      SHS Sole None   100
PROCTER & GAMBLE       Common 742718109  31181  463933   SHS Sole None   463933
PROSHARES ULTRA MSCI J Common 74347X708  6      100      SHS Sole None   100
QUALCOMM INC           Common 747525103  23059  338798   SHS Sole None   338798
REGIONS FINANCIAL CORP Common 7591EP100  12508  1898007  SHS Sole None   1898007
SANDISK CORPORATION    Common 80004C101  20476  412906   SHS Sole None   412906
SANDRIDGE ENERGY INC.  Common 80007P307  4      500      SHS Sole None   500
SCHLUMBERGER LTD       Common 806857108  50116  716654   SHS Sole None   716654
SPDR TRUST SERIES 1    Common 78462F103  26     187      SHS Sole None   187
SPECTRA ENERGY CORP    Common 847560109  38291  1213666  SHS Sole None   1213666
STATE STREET CORP      Common 857477103  38034  835918   SHS Sole None   835918
SUNCOR ENERGY INC      Common 867224107  225559 6917955  SHS Sole None   6917955
THE MOSAIC CO          Common 61945C103  32757  592451   SHS Sole None   592451
THE WALT DISNEY CO.    Common 254687106  46451  1061021  SHS Sole None   1061021
TRANSOCEAN LIMITED     Common H8817H100  23648  432314   SHS Sole None   432314
VANGUARD HIGH YIELD CO Common 922031760  196    33518    SHS Sole None   33518
VANGUARD INTM TERM INV Common 922031810  497    49307    SHS Sole None   49307
VANGUARD INTRM TRM BON Common 921937306  806    68827    SHS Sole None   68827
WELLS FARGO & COMPANY  Common 949746101  54052  1583244  SHS Sole None   1583244